Commitments and Contingencies (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) LegalMatter	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Approximate number of federal district court actions alleged for patent infringement | LegalMatter	30
Guarantee obligations, year term (in years)	30 years
Letters of credit	$ 0.6
Purchase commitments	22.2
Purchase commitments due in 2019	8.8
Purchase commitments due in 2020 through 2021	9.1
Purchase commitments due in 2022 through 2023	2.1
Purchase commitments due thereafter	2.2
Purchases against commitments	$ 9.0	$ 8.2	$ 8.1